Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 38,544	$ 40,151
Short term investments	61,057	35,665
Total cash and cash equivalents	99,601	75,816
FDIC insured bank time certificates of deposit	2,927	4,432
Trading Account Securities	6	2
Securities available for sale	353,678	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	2,921	349
Loans	963,762	983,909
Allowance for loan losses	(21,340)	(21,019)
Premises and equipment, net	24,356	25,087
Goodwill	35,513	35,513
Core deposits and other intangibles	965	1,448
Other real estate owned	2,925	5,251
Accrued interest receivable and other assets	26,182	25,061
TOTAL ASSETS	1,498,762	1,485,299
Deposits:
Non-interest bearing demand accounts	251,109	214,904
Interest bearing accounts:
Demand	348,598	340,942
Savings	265,323	241,603
Time	376,371	423,093
Total Deposits	1,241,401	1,220,542
Securities sold under agreements to repurchase and overnight borrowings	42,785	46,784
Federal Home Loan Bank advances	22,493	19,457
Subordinated debentures	36,084	36,084
Accrued interest payable and other liabilities	8,941	7,055
Total Liabilities	1,351,704	1,329,922
SHAREHOLDERS’ EQUITY
Preferred stock; no par value, 300,000 shares authorized; 17,000 and 33,000 shares issued and outstanding in 2012 and 2011	16,908	32,792
Common stock; no par value, 20,000,000 shares authorized; 8,001,903 and 7,892,486 shares issued and outstanding in 2012 and 2011	115,621	115,734
Retained earnings	10,921	3,955
Accumulated other comprehensive income	3,608	2,896
Total Shareholders’ Equity	147,058	155,377
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,498,762	$ 1,485,299